Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of useful lives of intangible assets	Dec. 31, 2023
Developed technology [Member] | Minimum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of useful lives of intangible assets [Line Items]
Intangible asset, useful life	5 years
Developed technology [Member] | Maximum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of useful lives of intangible assets [Line Items]
Intangible asset, useful life	10 years
Patents [Member] | Minimum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of useful lives of intangible assets [Line Items]
Intangible asset, useful life	5 years
Trade Names [Member] | Maximum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of useful lives of intangible assets [Line Items]
Intangible asset, useful life	9 years
Customer Relationships [Member] | Minimum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of useful lives of intangible assets [Line Items]
Intangible asset, useful life	5 years
Customer Relationships [Member] | Maximum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of useful lives of intangible assets [Line Items]
Intangible asset, useful life	10 years